FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Unrealized and Realized Gains (Losses) on Derivative Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Reclassification adjustments on change in value of forward elements of forward contracts, before tax	$ 17	$ 16
Commodity-related gain recorded in revenue from risk management and physical derivative contracts | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
(Gain) loss on financial assets and liabilities at fair value through profit or loss	(241)	(315)
Unrealized loss (gain) on financial assets and liabilities at fair value through profit or loss	170	32
Foreign exchange gain recorded in net finance costs | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
(Gain) loss on financial assets and liabilities at fair value through profit or loss	0	15
Unrealized loss (gain) on financial assets and liabilities at fair value through profit or loss	0	(18)
Interest rate swap contract | Cash Flow Hedges
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unrealized loss (gain) on financial assets and liabilities at fair value through profit or loss	$ 10	$ 13